Mercedes-Benz Auto Lease
T
rust 2024-A

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Dates
31-Aug-2024
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Payment Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
Actual/360 Days
32
30/360 Days
30
4
1-Aug-2024
12-Sep-2024
13-Sep-2024
16-Sep-2024
15-Aug-2024
15-Aug-2024
16-Sep-2024
15-Sep-2024
Summary
Beginning
Balance
136,433,038.33
235,500,000.00
235,500,000.00
471,000,000.00
77,370,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
136.769870
0.000000
0.000000
0.000000
0.000000
Initial
Balance
253,000,000.00
235,500,000.00
235,500,000.00
471,000,000.00
77,370,000.00
Note
Factor
0.402491
1.000000
1.000000
1.000000
1.000000
Principal
Payment
34,602,777.10
0.00
0.00
0.00
0.00
Ending
Balance
101,830,261.23
235,500,000.00
235,500,000.00
471,000,000.00
77,370,000.00
1,155,803,038.33
T
otal Note Balance
1,272,370,000.00
34,602,777.10
1,121,200,261.23
Overcollateralization
177,625,564.88
177,625,564.88
177,634,611.27
T
otal Securitization
V
alue
present value of lease payments
present value of Base Residual
V
alue
1,450,004,61
1.27
778,780,383.53
671,224,227.74
1,298,825,826.1
1
647,298,729.57
651,527,096.54
1,333,428,603.21
673,717,690.12
659,710,913.09
Amount
Percentage
Initial Overcollateralizatio
n
Amount
T
arget Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
177,634,611.27
177,625,564.88
177,625,564.88
12.25%
12.25%
12.25%

Mercedes-Benz Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended
31-Aug-2024
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.440000%
5.773530%
5.320000%
5.320000%
Interest per
$1000 Fac
e
Amount
0.000000
4.533333
5.132027
4.433333
4.433333
Interest & Principal
Payment
34,602,777.10
1,067,600.00
1,208,592.28
2,088,100.00
343,007.00

Amounts in USD
Interest & Principal Payment
per $1000 Fac
e
Amount
136.769870
4.533333
5.132027
4.433333
4.433333
Interest Payment
0.00
1,067,600.00
1,208,592.28
2,088,100.00
343,007.00
$39,310,076.38
T
otal
4,707,299.28

Mercedes-Benz Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended

Amounts in USD
31-Aug-2024
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
T
otal
A
vailable Collections
T
otal Exchange Note Payments
Reserv
e
Account Dra
w
Amount
T
otal
A
vailable Funds
A
vailable Funds ABS Notes
A
vailable 2024-A Collections
48,490,987.84
Initial
Balance
Beginning
Balance
Ending
Balance
Exchange Note Balance
1,377,504,380.71
1,260,928,372.65
1,226,325,595.55
40,329,493.46
40,329,493.46
0.00
Subtotal
27,559,842.30
14,104,935.36
6,616,776.95
5,491.09
29,760.55
48,281,554.61
0.00
0.00
209,433.23
4,707,299.28
0.00
0.00
34,602,777.10
0.00
0.00
(8) Excess Collections to Certificateholders
T
otal Distribution
(1)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
(max. $250,000 p.a.)
(2) Interest Distributabl
e
Amount Clas
s
A Notes
(3) Priority Principal Distributio
n
Amount
(4)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(5) Regular Principal Distributio
n
Amount
(6) Additional Servicing Fee and Transition Costs
(7)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
40,329,493.46
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2) Exchange Note Interest Distributabl
e
Amount
(5.45%)
(3) Exchange Note Principal Distributabl
e
Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributabl
e
Amount and the Exchange Note Principal
Distributabl
e
Amount
(5) Remaining Funds Payable
T
otal Distribution
48,490,987.84
Distributions ABS Notes
Distribution on the Exchange Note
1,111,190.50
0.00
5,726,716.36
34,602,777.10
0.00
1,019,417.08
7,050,303.88

Mercedes-Benz Auto Lease
T
rust 2024-A

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Distribution Detail
Amount Paid
Shortfall
Amount Due
T
otal Servicing Fee
T
otal Trustee Fee
1,111,190.50
0.00
0.00
0.00
1,111,190.50
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,707,299.28
0.00
1,067,600.00
1,208,592.28
2,088,100.00
343,007.00
0.00
0.00
0.00
0.00
0.00
0.00
4,707,299.28
0.00
1,067,600.00
1,208,592.28
2,088,100.00
343,007.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
Interest Distributabl
e
Amount Clas
s
A
Notes
0.00
0.00
0.00
0.00
0.00
0.00
4,707,299.28
0.00
0.00
0.00
0.00
0.00
0.00
4,707,299.28
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Priority Principal Distributio
n
Amount
0.00
0.00
0.00
Regular Principal Distributio
n
Amount
34,602,777.10
0.00
34,602,777.10
Principal Distributio
n
Amount
34,602,777.10
34,602,777.10
0.00

Mercedes-Benz Auto Lease
T
rust 2024-A

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Investment Earnings
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Deficiency
3,625,011.53
Reserve Fund Require
d
Amount
Reserve Fun
d
Amount - Beginning Balance
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Reserve Fun
d
Amount - Ending Balance
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Exchange Note
Collectio
n
Account
Investment Earnings for the Collection Period
15,368.95
194,064.28
209,433.23
3,625,011.53
0.00
15,368.95
15,368.95
0.00
3,625,011.53
0.00
Notice to Investors
The original file
d
August 2024
investor report contained incorrect percentages as it relates to the Proportion of Base Prepaymen
t
Assumption Realized Life to Date an
d
Actual
Lifetime Prepayment Speed.
The amended investor report reflects the accurate percentages.

Mercedes-Benz Auto Lease
T
rust 2024-A

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Pool Statistics
Pool Data
89.57%
Pool Factor
Number of Leases
26,302
Cutoff Date Securitization
V
alue
Securitization
V
alue beginning of Collection Period
Principal portion of lease payments
T
erminations- Early
T
erminations- Scheduled
Repurchase Payment (excluding interest)
Gross Losses
Securitization
V
alue end of Collection Period
1,333,428,603.21
15,354,312.83
11,004,763.18
5,926,544.02
0.00
2,317,157.07
1,298,825,826.11
Amount
1,450,004,611.27
25,068
24,627
As of Cutoff Date
11.35%
31.83
9.79
888,302,349.92
W
eighte
d
A
verage Securitization Rate
W
eighte
d
A
verage Remaining
T
erm (months)
W
eighte
d
A
verage Seasoning (months)
Aggregate Base Residual
V
alue
Cumulative Turn-in Ratio
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
Current
11.35%
28.57
13.19
831,381,626.99
36.71%
145.14%
0.47%
Delinquency Profile
*A lease is not considered delinquent if the amount past due is less than
10% of the payment due under such lease
**Based on the actual Securitization
V
alue of the respective leases
Amount **
1,292,079,893.11
4,729,447.49
1,839,678.99
176,806.52
1,298,825,826.11
Percentage
99.48%
0.36%
0.14%
0.01%
100.00%
Delinquency Profile *
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Number of Leases
24,511
82
31
3
24,627
Delinquency
T
rigger
5.684%
60+ Delinquency Leases to EO
P
Aggregate Securitization
V
alue
0.155%
Delinquency Trigger occurred
No

Mercedes-Benz Auto Lease
T
rust 2024-A

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Defaulted Leases, Beg of Collection Period
Liquidation Proceeds
Recoveries
1,605,097.92
1,246,009.45
268,176.29
Principal Net Credit Loss / (Gain)
90,912.18
647,632.94
29
5,399,713.99
103
4,470,385.02
281,696.03
Net Credit Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
0.128%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization
V
alue
A
verage Net Credit Loss / (Gain)
6,287.70
0.045%
0.083%
0.311
%
0.062
%
0.057%
Current
Residual Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Liquidated Leases, Beg of Collection Period
Sales Proceeds and Other Payments Received
Residual Loss / (Gain)
17,643,366.35
19,024,003.61
412
67,647,560.61
1,569
75,203,366.74
(1,380,637.26)
(7,555,806.13)
Residual Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
(1.333)%
A
verage Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization
V
alue
(0.521)%
(4,815.68)
(1.259)%
(1.636%)
(1.181%)
(1.255%)